SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	$ 11,211	$ 0	$ 1,855
Effective Value Added Tax Rate	17.00%
Percentage Of Value Added Tax Refunded	3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Impairment loss on long-term investment	$ 0	0	0
Retained Amount of Accounts Receivable	12,838	10,848
Government Grants Received	10,238	6,085	7,593
Revenue from Grants	$ 12,885	2,886	2,191
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Translation adjustments	$ (14,428)	$ (48,841)	$ (1,386)
Decreased Net Income Per Share Basic	$ 0.20	$ 0.51	$ 0.45
Decreased Net Income Per Share diluted	$ 0.20	$ 0.50	$ 0.44
Decreased Net Income	$ 12,062	$ 30,270	$ 26,232
Percentage Of Currency Depreciation Or Appreciation	2.07%	8.68%	0.64%
Subsidiaries [Member]
Accounting Policies [Line Items]
Due to Affiliate, Current	$ 127	$ 0
Due from Affiliate, Current	1,629	0
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	3,935	8
SINGAPORE
Accounting Policies [Line Items]
Deposits Assets	11,690	7,042
INDIA
Accounting Policies [Line Items]
Deposits Assets	$ 82	$ 0
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 80,507	$ 35,318
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years